Prepaid Expenses and Other (Tables)	12 Months Ended
Jan. 31, 2025
Prepaid Expenses and Other
Schedule of prepaid expenses and other

	January 31,	January 31,
	2025	2024
Prepaid expenses	18,457	16,909
Equity derivative contracts (Note 4)	26,372	16,206
Inventory	715	353
	45,544	33,468